Consolidated income statements (Statement) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Interest income	R$ 8,638,477	R$ 5,139,213	R$ 4,549,827
Interest expense	(5,977,127)	(3,311,638)	(2,887,573)
Income from securities and derivatives	3,612,469	2,629,170	1,634,543
Net interest income and income from securities, derivatives and foreign exchange	6,273,819	4,456,744	3,296,797
Net revenues from services and commissions	2,008,095	1,753,280	1,304,382
Cost of sales	(182,202)	(143,430)	(135,582)
Other revenue	301,226	333,571	286,979
Revenues	8,400,938	6,400,165	4,752,576
Impairment losses on financial assets	(2,416,353)	(1,799,452)	(1,541,584)
Administrative expenses	(2,200,604)	(1,769,055)	(1,461,348)
Personnel expenses	(1,090,333)	(937,761)	(790,739)
Tax expense other than income tax expense	(728,734)	(477,037)	(326,584)
Depreciation and amortization	(340,727)	(208,829)	(160,440)
Income from equity interests in associates	0	(2,480)	(32,040)
Income before income tax	1,624,187	1,205,550	439,841
Income tax	(226,866)	(232,709)	(87,581)
Net income for the year	1,397,321	972,841	352,260
Owners of the Company	1,312,390	907,132	302,343
Non-controlling interest	R$ (84,931)	R$ (65,709)	R$ (49,917)
Basic earnings (loss) per share	R$ 2.98	R$ 2.08	R$ 0.75
Diluted earnings (loss) per share	R$ 2.96	R$ 2.07	R$ 0.75